Contingencies - Additional Information (Detail) $ in Thousands	Jul. 10, 2024 USD ($)	Feb. 17, 2022 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Mar. 31, 2025 MXN ($)	Mar. 07, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Oct. 16, 2024 USD ($)	Sep. 22, 2023 MXN ($)	Sep. 09, 2022 MXN ($)
Disclosure of contingent liabilities [line items]
Provision for trails in process (Note 18)						$ 20,755,660		$ 13,186,811
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities				$ 51,454,000
Exploration and Extraction
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value					$ 193,713,000
Legal settlement payment	$ 27,244,000
Accrued reserve on contingent liabilities	4,143,000
Exploration and Extraction | Arbitration Proceeding
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities							$ 6,010,259		$ 272,624
Exploration and Extraction | Standby Letters Of Credit
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities	$ 13,975,000
Industrial Transformation | Administrative Claim
Disclosure of contingent liabilities [line items]
Legal proceeding claim damages sought value		$ 240,488,000	$ 14,607	$ 113,582,000
Industrial Transformation | Tax Contingent Liability
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 3,084,975				$ 8,349,608	$ 5,852,222